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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: December 31, 2003


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    February 11, 2004
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 13

Form 13 F Information Table Value Total:  136,503
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7        COLUMN 8
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NAMES OF                TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER     VOTING AUTHORITY
 ISSUER                  CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores Inc.    PRFD         70322A119           16       17,481   SH               SOLE                  SOLE
La Quinta Corporation   COMMON       50419U202          109       17,000   SH               SOLE                  SOLE
Interstate Hotels
 Corporation            COMMON       46088S106          201       37,500   SH               SOLE                  SOLE
Fluor Corp              COMMON       343412102          210        5,300   SH               SOLE                  SOLE
Apartment Investment
 & Management Co.       COMMON        11538436          276        8,000   SH               SOLE                  SOLE
Hospitality Properties
 Trust                  COMMON       44106M102        1,238       30,000   SH               SOLE                  SOLE
NTL Inc.                COMMON       62940M104        1,549       22,205   SH               SOLE                  SOLE
UGC Europe Inc.         COMMON       90268P102        1,577       18,548   SH               SOLE                  SOLE
Manitowoc Inc.          COMMON       563571103        2,174       69,674   SH               SOLE                  SOLE
Nextel International
 Inc.                   CLASS B      62913F201        2,787       37,346   SH               SOLE                  SOLE
Genesis Healthcare
 Corporation            COMMON       37184D101       19,082      837,659   SH               SOLE                  SOLE
Mariner Health Care,
 Inc.                   COMMON       56845X108       19,567      877,422   SH               SOLE                  SOLE
Neighborcare Inc        COMMON       64015Y104       87,718    4,441,426   SH               SOLE                  SOLE
                                                   --------
                                                    136,503
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